Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous equity [abstract]
Number Of treasury shares reissued	20,105,609
Number of treasury shares acquired	128,923
Treasury shares, Amount directly reflected in equity	₩ 14,886	₩ 4,080